Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

December 7, 2016

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Sweep Class of Wells Fargo Government Money Market Fund, Wells Fargo Treasury Plus Money Market Fund and Wells Fargo 100% Treasury Money Market Fund (the “Funds”). The interactive data relates to summary information that mirrors the Funds’ summary information in their prospectus supplement dated November 17, 2016 (SEC Accession No. 0001081400-16-002460). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact me at (617) 210-3662.

Very truly yours,

  /s/ Brian Montana
Brian Montana
Senior Counsel